FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 64,211,250	$ 41,905,850	$ 57,217,414
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	64,566,807	72,022,373	57,326,727
Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	87,776,524	39,000,866	30,127,555
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	28,150,681	12,854,579	27,352,381
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	29,130,428	28,987,009	356,449
Trade and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	463,568	476,482
Borrowings | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	35,863,852	29,051,271	26,927,533
Borrowings | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	34,810,916	40,097,864	39,047,778
Borrowings | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	43,799,397	38,524,384	27,190,055
Financed payment - Acquisition of business | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities			2,937,500
Financed payment - Acquisition of business | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		$ 2,937,500	17,922,500
Financed payment - Acquisition of business | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities			$ 2,937,500
Convertible notes | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	43,029,834
Lease liability | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	196,717
Lease liability | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	625,463
Lease liability | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 483,725